Leases (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Changes in ROU Assets

Lease liability	September 30, 2022	December 31, 2021	December 31, 2020
Beginning balance	$15,324	$39,809	$4,759
Additions, cost	-	-	57,919
Interest expense	1,121	3,480	4,771
Lease payments	(4,293)	(11,114)	(16,574)
Foreign exchange impact	(2,514)	(16,851)	(11,066)
Ending balance	$9,638	$15,324	$39,809

Summary of Lease Liability

As at September 30, 2022, the Company’s lease liability is as follows:

Lease liability	September 30, 2022	December 31, 2021	December 31, 2020
Current portion of operating lease liability	$3,988	$6,732	$12,116
Long-term portion of operating lease liability	5,650	8,592	27,693
	$9,638	$15,324	$39,809

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of September 30, 2022 are as follows:

Operating lease commitments and lease liability

Remainder of 2022	$1,213
2023	4,852
2024	4,852
Total future minimum lease payments	10,917
Discount	(1,279)
Total	$9,638